Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous non-current assets [abstract]
Schedule of other non-current assets

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Restricted Cash - non-current	€1,243	€630	€251
Non-current financial assets held at fair value through profit or loss	5,140	2,596	1
Total other non-current assets	€6,383	€3,226	€252

Schedule of non current financial assets at fair value through profit or loss

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Cost at January 1	€1,499	€—	€—
Acquisitions of the year	—	1,499	—
Cost at December 31	€1,499	€1,499	€—

Fair value adjustments at January 1	€1,097	€—	€—
Fair value adjustment of the year	2,544	1,097	—
Fair value adjustment at December 31	€3,641	€1,097	€—

Net book value at December 31	€5,140	€2,596	€—